Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statement of Financial Position II) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Current assets	$ 2,216	$ 1,074	$ 1,123
Current liabilities	2,835	1,615	1,391
Shareholders' equity	6,285	5,970	6,194
IFRSs 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Current assets	300
Non-current assets	6,200
Current liabilities	1,500
Non-current liabilities	7,100
Shareholders' equity	6,300
As reported [Member]
Disclosure of initial application of standards or interpretations [line items]
Current assets		1,026	1,118
Current liabilities		1,611	1,392
Shareholders' equity		5,957	6,154
Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of initial application of standards or interpretations [line items]
Current assets	300
Non-current assets	4,900
Current liabilities	1,300
Non-current liabilities	6,000
Shareholders' equity	6,300
Increase Decrease Due To Application Of IFRS 16 [Member] | IFRSs 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Non-current assets	1,300
Current liabilities	200
Non-current liabilities	1,100
Increase Decrease Due To Application Of IFRS 16 [Member] | IFRSs 16 [Member] | Top Of Range [Member]
Disclosure of initial application of standards or interpretations [line items]
Current assets	100
Shareholders' equity	$ 100
Increase Decrease Due To Voluntary Changes In Accounting Policy [Member]
Disclosure of initial application of standards or interpretations [line items]
Current assets		(42)	(50)
Current liabilities		0	0
Shareholders' equity		$ (10)	$ 0